Note 8 - Financial Instruments - Liquidity Risk (Details) - CAD ($) $ in Thousands		Jun. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Trade and other payables, carrying amount		$ 638,420	$ 616,434
Total borrowings		578,862	543,504
Gas, electricity and non-commodity contracts, carrying amount		99,707	138,159
Liquidity risk [member]
Statement Line Items [Line Items]
Trade and other payables, carrying amount		638,420	616,434
Trade and other payables, undiscounted cash flows		638,420	616,434
Total borrowings	[1]	578,862	543,504
Long-term debt, undiscounted cash flows	[1]	610,845	575,525
Gas, electricity and non-commodity contracts, carrying amount		99,707	138,159
Gas, electricity and non-commodity contracts, undiscounted cash flows		3,332,923	3,171,037
Total, carrying amount		1,316,989	1,298,097
Total, undiscounted cash flows		4,582,188	4,362,996
Liquidity risk [member] | Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows		638,420	616,434
Long-term debt, undiscounted cash flows	[1]		122,115
Gas, electricity and non-commodity contracts, undiscounted cash flows		1,606,528	1,867,389
Total, undiscounted cash flows		2,244,948	2,605,938
Liquidity risk [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	350,845	193,410
Gas, electricity and non-commodity contracts, undiscounted cash flows		1,391,632	1,202,949
Total, undiscounted cash flows		1,742,477	1,396,359
Liquidity risk [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	260,000	260,000
Gas, electricity and non-commodity contracts, undiscounted cash flows		256,316	69,658
Total, undiscounted cash flows		516,316	329,658
Liquidity risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]
Gas, electricity and non-commodity contracts, undiscounted cash flows		78,447	31,041
Total, undiscounted cash flows		$ 78,447	$ 31,041

[1]	Included in long-term debt are the 6.75% $100M convertible debentures, 6.75% convertible debentures, 6.5% convertible bonds and 5.75% convertible debentures, which may be settled through the issuance of shares at the option of the holder or Just Energy upon maturity.